BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－10 BANK BORROWINGS

Bank borrowings consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Term loans	7,162	4,272
Bank overdraft	1,765	1,738

	8,927	6,010

Representing :
Within 12 months	1,955	2,558
Over 1 year	6,972	3,452

	8,927	6,010

Bank loans comprised of the following:

	Maturity	Term of	Annual	As of December 31,
Loan	date	repayments	interest rate	2025	2024
				$’000	$’000

Term loan I	October 31, 2038	14 years	1.00% above Cost of Funds (a)	7,162	3,451
Term loan II	May 31, 2025	5 years	3.70%	-	83
Term loan III	May 31, 2025	5 years	2.00%	-	399
Term loan IV	October 31, 2025	5 years	1.00% above Compounded SORA (b)	-	196
Term loan V	November 30, 2025	5 years	3.70%	-	143
Bank overdraft	N/A	On demand	5.25% Prime Rate (c)	1,765	1,738

				8,927	6,010

(a)	Term loan I bears interest at a variable rate of 1.00% per annum above the lender’s cost of funds.

(b)	Term loan IV bears interest at a variable rate of 1.00% per annum above the Compounded Singapore Overnight Rate Average (“SORA”).

(c)	Bank overdraft bears interest at the lender’s prime rate, which was 5.25% per annum.

As of December 31, 2025 and 2024, bank borrowings were comprised of term loans which bear annual interest at a fixed rate from 2.0% to 3.7% per year and become repayable in 5 to 15 years, and bank overdrafts payable on demand that were obtained from financial institutions in Singapore.

The Company’s bank borrowings are secured by legal mortgages over properties of the Company and director.

Interest related to the bank borrowings were approximately of $0.5 million, approximately of $0.3 million and approximately of $0.2 million for the financial years ended December 31, 2025, 2024 and 2023, respectively.